Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 235,449	$ 210,046
Trade and other receivables, net	230,830	287,712
Inventories, net	77,327	97,973
Income tax credit	19,837	31,919
Prepaid expenses	25,709	20,969
Total current assets	589,152	648,619
Non-current assets
Trade and other receivables, net	102,347	88,515
Inventories, net	23,637	394
Investments in associates and joint venture	1,488,775	1,488,247
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,650,361	1,754,372
Investment properties, net	186	204
Deferred income tax asset	73,850	74,556
Prepaid expenses	24,806	25,692
Other assets, net	26,503	26,675
Total non-current assets	3,390,465	3,458,655
Total assets	3,979,617	4,107,274
Current liabilities
Bank loans	65,793	55,000
Trade and other payables	179,956	166,244
Provisions, contingent liabilities and other liabilities	68,000	72,771
Income tax payable	3,162	5,650
Financial obligations	25,086	265,692
Hedge derivative financial instruments	18,439	0
Total current liabilities	360,436	565,357
Non-current liabilities
Trade and other payables	0	616
Provisions, contingent liabilities and other liabilities	252,338	221,736
Financial obligations	506,567	305,996
Contingent consideration liability	22,100	16,410
Deferred income tax liabilities	38,319	28,959
Total non-current liabilities	819,324	573,717
Total liabilities	1,179,760	1,139,074
Shareholders' equity, net
Capital stock	750,497	750,497
Investment shares	791	791
Additional paid-in capital	218,450	218,450
Legal reserve	163,194	163,168
Other reserves	269	269
Retained earnings	1,503,785	1,639,658
Other reserves of equity	(9,526)	(1,311)
Shareholders' equity, net attributable to owners of the parent	2,627,460	2,771,522
Non-controlling interest	172,397	196,678
Total shareholders' equity, net	2,799,857	2,968,200
Total liabilities and shareholders' equity, net	3,979,617	4,107,274
Minera Yanacocha SRL and subsidiary [Member]
Current assets
Cash and cash equivalents	870,929	818,503
Trade and other receivables, net	28,044	18,962
Value added tax credit	25,214	32,831
Inventories, net	52,297	54,245
Stockpiles and ore on leach pads, net	121,515	134,923
Prepaid expenses	1,591	991
Total current assets	1,099,590	1,060,455
Non-current assets
Restricted cash	48,752	48,617
Trade and other receivables, net	21,676	23,648
Financial instruments at fair value	25,168	24,417
Stockpiles and ore on leach pads, net	69,687	105,023
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,039,579	1,038,294
Intangible assets, net	7,915	10,547
Deferred income tax asset	1,071	1,071
Total non-current assets	1,213,848	1,251,617
Total assets	2,313,438	2,312,072
Current liabilities
Trade and other payables	68,645	72,806
Provisions, contingent liabilities and other liabilities	101,786	45,317
Income tax payable	42,029	23,153
Other accruals and liabilities	70,526	49,301
Total current liabilities	282,986	190,577
Non-current liabilities
Debt instruments	45,423	43,927
Provisions	1,660,603	1,587,551
Other accruals and liabilities	40	305
Total non-current liabilities	1,706,066	1,631,783
Total liabilities	1,989,052	1,822,360
Shareholders' equity, net
Capital stock	378,505	378,505
Additional paid-in capital	(21,758)	(21,758)
Other reserves	(227)	(350)
Retained earnings	(32,134)	133,315
Shareholders' equity, net attributable to owners of the parent	324,386	489,712
Total shareholders' equity, net	324,386	489,712
Total liabilities and shareholders' equity, net	2,313,438	2,312,072
Sociedads Minera Cerro Verde Saa [Member]
Current assets
Cash and cash equivalents	533,730	481,491
Trade accounts receivable, net	124	1,887
Trade and other receivables, net	5,540	6,529
Trade accounts receivable - Related parties	594,409	453,070
Other non-financial assets	41,360	105,680
Inventories, net	566,794	552,197
Prepaid expenses	12,931	14,074
Total current assets	1,754,888	1,614,928
Non-current assets
Inventories, net	301,075	255,123
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	5,495,976	5,690,851
Intangible assets, net	8,385	9,337
Prepaid expenses	1,508	0
Other non-financial assets	205,627	239,185
Total non-current assets	6,012,571	6,194,496
Total assets	7,767,459	7,809,424
Current liabilities
Trade accounts payable	207,625	252,865
Accounts payable - Related parties	3,446	4,014
Income tax payable	43,584	13,505
Benefits to employees	49,712	34,249
Other financial liabilities	10,223	8,855
Other accounts payable	126,465	99,380
Provisions	9,625	7,918
Total current liabilities	450,680	420,786
Non-current liabilities
Other accounts payable	285,392	379,724
Benefits to employees	27,320	15,249
Other financial liabilities	592,445	902,820
Provisions	307,974	278,419
Income tax liabilities	72,246	83,314
Deferred income tax liabilities	396,074	369,789
Total non-current liabilities	1,681,451	2,029,315
Total liabilities	2,132,131	2,450,101
Shareholders' equity, net
Capital stock	990,659	990,659
Other reserves	198,132	198,132
Other equity contributions	11,535	10,074
Retained earnings	4,435,002	4,160,458
Total shareholders' equity, net	5,635,328	5,359,323
Total liabilities and shareholders' equity, net	$ 7,767,459	$ 7,809,424